Contingent liabilities, commitments and guarantees (Tables)	6 Months Ended
Jun. 30, 2021
Contingent liabilities, commitments and guarantees
Schedule of contingent liabilities, commitments and guarantees arising from the banking business
Contingent liabilities, commitments and guarantees arising from the banking business

	At 30 June 2021	At 31 Dec 2020
	£m	£m

Contingent liabilities
Acceptances and endorsements	157	131
Other:
Other items serving as direct credit substitutes	513	317
Performance bonds, including letters of credit, and other transaction-related contingencies	1,994	2,105
	2,507	2,422
Total contingent liabilities	2,664	2,553

Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	1
Forward asset purchases and forward deposits placed	74	127

Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	16,740	20,179
Other commitments and guarantees	89,944	89,269
	106,684	109,448
1 year or over original maturity	33,642	38,299
Total commitments and guarantees	140,401	147,875